Investments in Subsidiaries and Associates - Professional Service Corporations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Total assets	$ 582,577		$ 554,632	$ 238,814
Total liabilities	503,046		389,361	190,455
Revenue	266,446	$ 71,293	322,921	79,272	$ 16,034
Clinical care delivery expense	(23,927)	(11,823)	(289,672)	(67,254)	(19,810)
Claims expense	247,552	23,917
Sales, general & administrative expenses	(58,310)	(31,479)	(196,673)	(94,681)	$ (84,270)
Professional Service Corporations
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Total assets	131,429		104,703	35,535
Total liabilities	213,222		168,240	42,699
Revenue	127,138	19,756	154,508	17,436
Clinical care delivery expense	(8,912)	(2,256)	(155,191)	(20,175)
Claims expense	(118,985)	(15,793)
Sales, general & administrative expenses	$ (15,012)	$ (2,875)	$ (55,006)	$ (3,799)